                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



                               Senior Income Trust
                            Portfolio of Investments
                          October 31, 2004 (Unaudited)

Principal                                                          Bank Loan
 Amount                                                            Ratings +           Stated
 (000)     Borrower                                              Moody's   S&P        Maturity *          Value
---------  ---------------------------------------------------- --------- ----  --------------------   ------------
           VARIABLE RATE** SENIOR LOAN INTERESTS 165.9%
           AEROSPACE/DEFENSE 4.2%

$ 4,320    Alion Science and Technology Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   B1       B+    08/02/09               $  4,341,600

  4,500    AM General, LLC,
           Term Loan (i) . . . . . . . . . . . . . . . . . . .   NR       NR    11/01/11                  4,500,000

  2,978    Anteon International Corp.,
           Term Loan (i) . . . . . . . . . . . . . . . . . . .   Ba3      BB    12/31/10                  3,016,115

  4,975    ARINC, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   Ba3      BB    03/10/11                  5,037,188

  6,965    CACI International, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . . . . . .   Ba2      BB    05/03/11                  7,034,650

  2,700    Ceradyne, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   08/18/11                  2,735,438

  5,749    DRS Technologies, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   11/04/10                  5,803,136

  3,969    ILC Industries, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   NR       NR    08/05/10                  4,031,276

 15,555    The Titan Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   06/30/09                 15,764,181

  1,033    The Titan Corp.,
           Revolving Credit Agreement . . . . . . . . . . . ..   Ba3      BB-   05/23/08                  1,019,720

  6,961    Transdigm, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   B1       B+    07/22/10                  7,059,165

  5,532    United Defense Industries, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   Ba2      BB    08/13/09                  5,586,422
                                                                                                       ------------
                                                                                                         65,928,891
                                                                                                       ------------

           AUTOMOTIVE   6.1%

  2,766    AMCAN Consolidate Technologies, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   NR       NR    03/28/07                  2,365,310

    952    Eagle Picher Industries,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   B2       B+    08/07/09                    958,083

 20,525    Federal-Mogul Corp.,
           Term Loan ( c) . . . . . . . . . . . . . . . . . ..   NR       NR    02/05/05 to 02/06/05     20,716,438

 15,300    Federal-Mogul Corp.,
           Revolving Credit Agreement ( c) . . . . . . . . . .   NR       NR    02/05/05                 15,376,825

 11,618    Goodyear Tire & Rubber Co.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   B1       BB    03/31/06                 11,843,220

  9,630    MetoKote Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   B1       B+    08/13/10                  9,774,074

  6,883    Polypore, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   B1       B     11/12/11                  6,973,086

 12,687    Safelite Glass Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . .   NR       NR    09/30/07                 11,418,639

           AUTOMOTIVE (CONTINUED)

  4,295    Tenneco Automotive, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    12/12/10                  4,375,831

  8,269    TRW Automotive, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB+   02/28/09 to 02/28/11      8,401,781

  2,142    United Components, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-   06/30/10                  2,172,453
                                                                                                  ----------
                                                                                                  94,375,740
                                                                                                  ----------

           BEVERAGE, FOOD & TOBACCO   11.2%

  9,000    Acosta Sales Co., Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     NR      NR    08/10/10                  9,090,000

  4,772    Atkins Nutritionals, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    10/29/09                  3,941,561

 12,110    Birds Eye Foods, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+    06/30/08                 12,276,201

  5,108    Commonwealth Brands, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     NR      NR    08/28/07                  5,178,655

    500    Culligan International Co.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+    09/30/11                    507,713

  7,198    Del Monte Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-   12/20/10                  7,334,272

  6,813    Doane Pet Care Co.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B-    03/31/05 to 12/29/06      6,856,861

    366    Doane Pet Care Co.,
           Revolving Credit Agreement . . . . . . . .      B2      B-    12/29/05                    364,449

 14,493    Dole Food Co., Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB    09/28/08 to 07/21/10     14,713,002

 20,339    DS Waters Enterprises, LP,
           Term Loan . . . . . . . . . . . . . . . . .     B3      B-    11/07/09                 19,810,608

 17,770    Land O' Lakes, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    10/10/08                 18,084,804

  4,975    Luigino's, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    04/02/11                  5,021,641

  5,955    Michael Foods, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    11/21/10                  6,042,467

  2,000    OSI Foods GMBH & Co. KG,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    09/02/11                  2,026,250

  4,500    OSI Group, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    09/02/11                  4,563,284

  2,500    OSI-Holland Finance B.V.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    09/02/11                  2,532,813

  9,576    Pierre Foods, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    06/30/10                  9,659,790

 29,850    Pinnacle Foods, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-   11/25/10                 30,148,500

           BEVERAGE, FOOD & TOBACCO(CONTINUED)

  5,947    Southern Wine & Spirits of America, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    07/02/08                  6,026,072

  4,200    Sunny Delight Beverages Co.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+    08/20/10                  4,216,500

  5,088    Swift & Co.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB    09/19/08                  5,177,165
                                                                                                 -----------
                                                                                                 173,572,608
                                                                                                 -----------

           BROADCASTING - CABLE   11.2%

  2,239    Cebridge Connections, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    02/23/09                  2,247,846

 77,823    Charter Communications Operating, LLC,
           Term Loan (i) . . . . . . . . . . . . . . .     B2      B     04/27/10 to 04/27/11     77,239,031

  9,593    Frontiervision Operating Partners, LP,
           Term Loan ( c) . . . . . . . . . . . . . ..     NR      NR    09/30/05 to 03/31/06      9,641,109

  2,354    Frontiervision Operating Partners, LP,
           Revolving Credit Agreement ( c) . . . . . .     NR      NR    10/31/05                  2,365,631

  7,300    Hilton Head Communications, LP,
           Term Loan ( c) . . . . . . . . . . . . . ..     NR      NR    03/31/08                  7,124,800

  4,676    Hilton Head Communications, LP,
           Revolving Credit Agreement ( c) . . . . . .     NR      NR    09/30/07                  4,596,755

 18,361    Insight Midwest Holdings, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB    12/31/09                 18,653,249

  5,037    MCC Iowa, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB+   09/30/10                  5,090,897

 31,245    Olympus Cable Holdings, LLC,
           Term Loan ( c) . . . . . . . . . . . . . ..     NR      NR    06/30/10 to 09/30/10     30,791,466

 10,871    Parnassos, LP,
           Term Loan ( c) . . . . . . . . . . . . . ..     NR      NR    06/30/07                 10,844,969

  4,753    Parnassos, LP,
           Revolving Credit Agreement ( c) . . . . . .     NR      NR    06/30/07                  4,736,768
                                                                                                 -----------
                                                                                                 173,332,521
                                                                                                 -----------

           BROADCASTING - DIVERSIFIED   1.4%

  8,259    DirecTV Holdings, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB    03/06/10                  8,382,039

 10,000    Emmis Operating Co.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     B+    11/10/11                 10,107,500

  3,900    Entravision Communications Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    02/24/12                  3,932,439
                                                                                                 -----------
                                                                                                  22,421,978
                                                                                                 -----------

           BROADCASTING - RADIO   0.7%

  7,692    Spanish Broadcasting Systems, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    10/30/09                  7,788,023

           BROADCASTING - RADIO (CONTINUED)

  3,500    Susquehanna Media Co.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB-   03/31/12                  3,551,408
                                                                                                 -----------
                                                                                                  11,339,431
                                                                                                 -----------

           BROADCASTING - TELEVISION   0.8%

  7,500    Gray Communications Systems, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     B+    06/30/11                  7,603,125

  4,800    NEP Supershooters, LP,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B     02/03/11                  4,854,000
                                                                                                 -----------
                                                                                                  12,457,125
                                                                                                 -----------

           BUILDINGS & REAL ESTATE   2.9%

  8,000    AIMCO Properties, LP,
           Term Loan (i) . . . . . . . . . . . . . . .     NR      NR    05/30/08                  8,135,000

  7,897    CB Richard Ellis Services, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+    03/31/10                  7,978,360

  4,896    Central Parking Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-   03/31/10                  4,985,072

  6,068    Corrections Corp. of America,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     BB-   03/31/08                  6,174,455

  4,606    Crescent Real Estate Equities Co.,
           Term Loan (i) . . . . . . . . . . . . . . .     NR      NR    01/12/06                  4,649,121

  4,695    General Growth, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     NR    04/16/06                  4,724,561

  1,552    GEO Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-   07/09/09                  1,570,671

  6,000    Landsource Communities Development, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    03/31/10                  6,101,250
                                                                                                 -----------
                                                                                                  44,318,490
                                                                                                 -----------

           BUSINESS EQUIPMENT   0.8%

  4,887    Katun Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      B+    06/30/09                  4,899,719

  8,086    Verifone, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    06/30/11 to 12/31/11      8,222,590
                                                                                                 -----------
                                                                                                  13,122,309
                                                                                                 -----------

           CHEMICALS, PLASTICS & RUBBER   11.4%

  1,800    Becker-Underwood, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    09/30/11 to 03/31/12      1,800,000

  6,500    Brenntag AG,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      BB-   02/27/12                  6,613,750

  9,600    Celanase AG,
           Term Loan (i) . . . . . . . . . . . . . . .     NR      B+    04/06/11 to 10/06/11      9,778,749

  4,485    Hercules, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba1     BB    10/08/10                  4,524,225

           CHEMICALS, PLASTICS & RUBBER (CONTINUED)

 40,200    Huntsman Corp,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B     03/31/10                  40,823,944

 22,500    Huntsman ICI Chemicals, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B     12/31/10                  22,899,375

 11,020    ISP Chemco, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB+   03/27/11                  11,143,596

 16,700    KOSA B.V.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB    04/29/11                  17,023,562

  7,557    Krayton Polymers, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    12/23/10                   7,626,482

 26,250    Nalco Co.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-   11/04/09 to 11/04/10      26,716,964

  9,156    Rhodia, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      NR    06/27/06                   9,070,252

 16,800    Rockwood Specialties Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    07/30/12                  16,990,310

  1,968    Unifrax Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    05/19/10                   2,003,341
                                                                                                  -----------
                                                                                                  177,014,550
                                                                                                  -----------

           CONSTRUCTION MATERIAL   2.7%

 10,448    Builders FirstSource, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     NR      NR    02/25/10                  10,538,916

  1,975    Building Materials Holding Corp.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba2     BB-   08/21/10                   1,986,109

  6,973    Compression Polymers Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B     03/12/10                   7,035,692

  4,688    Interline Brands, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+    11/30/09                   4,743,164

    889    Itron, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-   06/28/11                     898,471

  2,664    Juno Lighting, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    11/21/10                   2,701,926

  1,867    National Waterworks, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-   11/22/09                   1,889,133

  2,400    Professional Paint, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    09/30/11                   2,433,000

    983    Sensus Metering Systems, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+    12/17/10                     992,152

  9,304    Werner Holding Co., Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B     06/11/09                   9,172,355
                                                                                                  -----------
                                                                                                   42,390,918
                                                                                                  -----------

           CONTAINERS, PACKAGING & GLASS   7.0%

  3,440    BWAY Corp.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+    06/30/11                   3,492,677

  1,796    Consolidated Container Company, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B-    12/15/08                   1,815,699

 22,058    Dr. Pepper/Seven Up Bottling Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      NR    12/19/10                  22,377,590

  6,637    Graham Packaging Co.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B     10/07/11                   6,738,502

 17,393    Graphic Packaging International Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    06/30/10                  17,723,081

  4,276    Impress Metal Packaging Holding B.V.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      B+    12/31/06                   4,286,593

  1,915    Jefferson Smurfit Corp.,
           Revolving Credit Agreement . . . . . . . .      NR      NR    03/31/05                   1,902,092

  2,793    Kranson Industries, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    07/30/11                   2,820,930

 14,613    Owens-Illinois, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      BB-   04/01/07 to 04/01/08      14,861,944

  7,322    Packaging Dynamics,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    09/29/08 to 09/29/09       7,338,457

  2,925    Ranpak Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    03/15/10                   2,928,656

    689    Smurfit-Stone Container Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    06/30/09                     693,832

  2,361    Smurfit-Stone Container Corp.,
           Revolving Credit Agreement . . . . . . . ..     NR      NR    12/31/05                   2,341,698

  7,463    Solo Cup, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    02/27/11                   7,551,893

  5,242    Stone Container Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    06/30/09                   5,272,319

    508    Tekni-Plex, Inc.,
           Revolving Credit Agreement . . . . . . . ..     B3      B-    06/21/06                     500,837

  5,970    U.S. Can Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B     01/10/10                   5,977,463
                                                                                                  -----------
                                                                                                  108,624,263
                                                                                                  -----------

           DIVERSIFIED MANUFACTURING   1.0%

  2,898    Chart Industries, Inc,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    09/15/09                   2,892,677

 12,284    Mueller Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+    04/23/11                  12,384,215
                                                                                                  -----------
                                                                                                   15,276,892
                                                                                                  -----------

           ECOLOGICAL   4.0%

 37,597    Allied Waste North America, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      BB    01/15/10                  38,011,624

  1,485    Casella Waste Systems, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      BB-   05/11/07                   1,504,027

  6,848    Duratek, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-   12/16/09                   6,847,826

  2,881    Environmental Systems Products Holdings,
           Term Loan . . . . . . . . . . . . . . . . .     B2      NR    12/12/08 to 12/12/10       2,950,294

  5,224    Great Lakes Dredge & Dock Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B-    12/22/10                   5,224,046

  2,970    IESI Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    09/30/10                   3,016,406

  3,582    Waste Services, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Caa1    B-    03/31/11                   3,555,135

    653    Waste Services, Inc.,
           Revolving Credit Agreement . . . . . . . .      Caa1    B-    04/29/09                     637,000
                                                                                                   ----------
                                                                                                   61,746,358
                                                                                                   ----------

           EDUCATION & CHILD CARE   0.2%

  2,944    Educate Operating Co., LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    03/31/11                   2,978,662

    438    TEC Worldwide, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    02/28/05                     439,447
                                                                                                   ----------
                                                                                                    3,418,109
                                                                                                   ----------

           ELECTRONICS   5.7%

  1,980    AMI Semiconductor, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-   09/26/08                   2,002,275

  8,872    Audio Visual Services Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    03/04/06                   9,359,848

  4,178    Automata, Inc.,
           Term Loan (a) (c) (j) . . . . . . . . . . .     NR      NR    02/28/03 to 02/28/04               0

 10,929    Knowles Electronics, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B3      NR    06/29/07                  11,081,074

    972    Knowles Electronics, Inc.,
           Revolving Credit Agreement . . . . . . . .      B3      NR    06/30/06                     957,420

  4,620    Memec Group Ltd.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B     04/30/09 to 06/15/10       4,629,375

 17,415    ON Semiconductor Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B3      B     08/04/09                  17,451,599

 17,182    Rayovac Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    09/30/09                  17,461,291

 11,760    Seagate Technologies, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba1     BB+   05/13/07                  11,940,810

           ELECTRONICS (CONTINUED)

  7,332    UGS Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    05/27/11                   7,450,764

  5,400    Viasystems, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      NR    09/30/09                   5,451,748
                                                                                                  -----------
                                                                                                   87,786,204
                                                                                                  -----------

           ENTERTAINMENT & LEISURE   10.9%

  2,481    24 Hour Fitness, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B     07/01/09                   2,513,816

  5,274    Detroit Red Wings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    08/30/06                   5,287,028

  4,467    Festival Fun Parks, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    06/30/07 to 12/31/07       4,448,439

  3,034    GT Brands Holdings, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    09/30/07                   2,457,614

 61,633    Metro-Goldwyn-Mayer, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    04/30/11                  61,926,092

  8,958    Mets II, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    08/23/05                   9,025,521

  4,200    New Jersey Basketball, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    08/16/08                   4,200,000

  4,726    Pure Fishing,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-   09/30/10                   4,797,144

 29,041    Regal Cinemas, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      BB-   11/10/10                  29,433,408

  8,764    Six Flags Theme Parks, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     B     06/30/09                   8,832,537

  6,000    Tiger Ballpark, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    12/01/06                   6,011,250

  9,059    True Temper, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B     03/15/11                   8,968,106

 12,438    Warner Music Group,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    02/28/11                  12,629,610

  4,559    Worldwide Sports & Recreation, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    12/31/06                   4,570,861

  2,880    YankeesNets, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    06/25/07                   2,926,800

  1,320    Yankess Holdings, LP,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    06/25/07                   1,341,450
                                                                                                  -----------
                                                                                                  169,369,676
                                                                                                  -----------

           FARMING & AGRICULTURE   1.1%

  4,193    Ames True Temper, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B     07/02/11                   4,248,399

           FARMING & AGRICULTURE (CONTINUED)

  2,222    Central Garden & Pet Co.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB+   05/15/09                   2,248,260

 10,262    United Industries Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+    04/29/11 to 10/31/11      10,438,195
                                                                                                  -----------
                                                                                                   16,934,854
                                                                                                  -----------

           FINANCE   2.2%

  3,279    DCS Business Services, Inc.,
           Term Loan . . . . . . . . . . .. . . . . ..     NR      NR    12/31/08 to 12/31/09       3,285,706

  4,392    Outsourcing Solutions,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    12/09/08                   4,419,729

  7,029    Rent-A-Center, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB+   06/30/10                   7,100,387

  8,136    Risk Management Assurance Co.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    12/21/06                   7,972,820

 10,785    Transfirst Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    03/31/10 to 03/31/11      10,849,369
                                                                                                  -----------
                                                                                                   33,628,011
                                                                                                  -----------

           HEALTHCARE   6.8%

  7,861    Ameripath, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+    03/27/10                   7,919,846

  7,334    AMN Healthcare Services, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB-   10/02/08                   7,374,797

  7,200    Ardent Health Services,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+    08/12/11                   7,206,754

 41,623    Community Health Systems, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     BB-   08/19/11                  41,801,587

  6,277    Concentra Operating Corp.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+    06/30/10                   6,350,019

  6,219    FHC Health Systems, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B     10/31/06                   6,297,027

  6,798    Genesis Healthcare Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-   12/01/10                   6,890,391

  7,363    InteliStaf Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR    10/31/05 to 10/31/07       7,307,925

  2,394    Medcath Holdings Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+    06/30/11                   2,429,163

  3,483    Multiplan, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     B+    03/04/09                   3,521,678

  2,993    Sterigenics International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+    06/14/11                   3,029,906

  4,927    Triad Hospitals, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB    09/30/08                   5,002,287
                                                                                                  -----------
                                                                                                  105,131,380
                                                                                                  -----------

           HEALTHCARE & BEAUTY   1.7%

  6,269    American Safety Razor Co.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B      04/29/11                  6,362,528

 19,940    Prestige Brands Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      CCC    04/06/11 to 10/06/11     20,218,548
                                                                                                   ----------
                                                                                                   26,581,076
                                                                                                   ----------

           HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS   2.1%

  6,215    Formica Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     06/10/10                  6,246,269

  2,394    Holmes Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B      11/08/10                  2,394,000

  2,790    Hunter Fan Co.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     04/30/10                  2,837,081

  1,422    Imperial Home Decor Group, Inc.,
           Term Loan (a) (d) (j) . . . . . . . . . . .     NR      NR     04/04/06                     35,557

  6,911    National Bedding Co.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    08/31/08                  6,993,188

 14,437    Sealy Mattress Co.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+     04/06/12                 14,645,039
                                                                                                   ----------
                                                                                                   33,151,134
                                                                                                   ----------

           HOTELS, MOTELS, INNS & GAMING   11.3%

 10,977    Alliance Gaming Corp.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     BB-    09/04/09                 11,107,019

  2,481    Ameristar Casinos, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    12/20/06                  2,512,438

 11,400    Boca Resorts Hotel Corp.,
           Term Loan (i) . . . . . . . . . . . . . . .     NR      NR     07/22/09                 11,400,000

  4,988    Boyd Gaming Corp.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba2     BB     06/30/11                  5,055,455

  3,218    Global Cash Access, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+     03/10/10                  3,275,817

  6,721    Greektown Casino, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     12/31/05                  6,796,681

  4,963    Green Valley Ranch Gaming, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+     12/24/10                  5,036,938

  2,475    Isle of Capri Casinos, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB-    04/26/08                  2,505,937

  8,068    Kuilima Resort Co.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     06/29/07 to 09/29/07      8,048,011

 10,222    Mandalay Resort Group,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     06/30/08                 10,234,822

  2,400    Marina District Finance Co.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      NR     10/20/11                  2,418,499

           HOTELS, MOTELS, INNS & GAMING (CONTINUED)

  3,046    Penn National Gaming, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    09/01/07                  3,098,321

 37,944    Planet Hollywood International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     09/01/10                 36,710,944

     88    Planet Hollywood International, Inc.,
           Term Loan (k) . . . . . . . . . . . . . . .     NR      NR     09/01/10                     85,320

  7,200    Ruffin Gaming, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     07/14/07                  7,254,000

 16,899    Scientific Games Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    12/31/09                 17,152,031

  4,200    Seminol Tribe of Florida, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      BB     09/30/11                  4,242,000

  4,268    United Auburn Indian Community,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB+    01/24/09                  4,289,682

 10,364    Venetian Casino Resorts, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+     06/15/11                 10,555,799

 20,540    Wyndham International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     04/01/06 to 06/30/06     20,609,338

  3,563    Wyndham International, Inc.,
           Revolving Credit Agreement . . . . . . . ..     NR      NR     04/01/06                  3,514,908
                                                                                                  -----------
                                                                                                  175,903,960
                                                                                                  -----------

           INSURANCE   2.8%

  5,985    Alliant Resources Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B      08/31/11                  5,992,481

  4,975    Bristol West Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba1     BB+    02/18/11                  4,999,875

  2,874    CCC Information Services Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+     08/20/10                  2,895,747

 11,970    Conseco, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B2      BB-    06/22/10                 12,221,873

  3,014    Hilb, Rogal & Hamilton Co.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    06/30/07                  3,021,493

  1,173    Mitchell International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+     08/15/11                  1,188,030

  4,095    Universal American Financial Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      BBB-   03/31/09                  4,105,238

  3,151    USI Holdings Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-    08/11/08                  3,173,649

  5,211    Vertafore, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     03/30/08 to 03/30/10      5,248,029
                                                                                                  -----------
                                                                                                   42,846,415
                                                                                                  -----------

           MACHINERY   1.1%

  3,523    Alliance Laundry Holdings, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B      08/02/07                  3,536,528

  4,443    Ashtead Group, PLC,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      BB-    06/01/07                  4,423,813

  2,552    Douglas Dynamics, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+     03/31/10                  2,590,219

  1,019    Flowserve Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    06/30/09                  1,036,373

  1,245    Goodman Global Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     11/21/09                  1,257,450

  2,487    United Rentals (North America), Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB     02/14/11                  2,518,905

  2,087    Weigh-Tronix, LLC.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     09/30/05                  2,068,851
                                                                                                  -----------
                                                                                                   17,432,139
                                                                                                  -----------

           MEDICAL PRODUCTS & SERVICES   7.0%

  2,454    Advanced Medical Optics, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      BB-    06/25/09                  2,491,426

  6,525    Alliance Imaging, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+     06/10/08                  6,508,101

  2,503    Colgate Medical, Ltd.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB-    12/30/08                  2,524,168

 10,883    CONMED Corp.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     BB-    12/15/09                 11,009,717

  1,961    Dade Behring, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     BBB-   10/03/08 to 10/03/10      1,970,782

 38,036    DaVita, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB     03/31/07 to 06/30/10     38,534,587

 10,973    Fisher Scientific International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BBB    08/02/11                 11,077,079

 10,592    Fresenius Medical Care Holding, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba1     BB+    02/21/10                 10,685,329

 10,068    Insight Health,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B      10/17/08                 10,149,373

  4,819    Kinetics Concepts, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    08/11/10                  4,880,445

    571    Rotech Healthcare, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB     03/31/08                    577,777

  5,635    Symmetry Medical, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     06/30/08 to 06/30/09      5,678,902

  3,204    VWR International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-    04/07/11                  3,259,731
                                                                                                  -----------
                                                                                                  109,347,417
                                                                                                  -----------

           MINING, STEEL, IRON & NON-PRECIOUS METALS   1.0%

  3,344    CII Carbon, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     06/25/08                  3,318,789

  4,190    Fairmount Minerals, Ltd.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     04/07/10                  4,200,308

  5,772    New Enterprise Stone & Lime Co., Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     07/30/10                  5,811,362

  2,437    Techs Industries, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     01/14/10                  2,443,594
                                                                                                   ----------
                                                                                                   15,774,053
                                                                                                   ----------

           NATURAL RESOURCES   2.5%

  3,600    Foundation PA Coal Co.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    07/30/11                  3,645,000

  7,024    La Grange Acquisition, LP,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     01/18/08                  7,140,339

  6,584    LYONDELL-CITGO Refining, LP,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     05/21/07                  6,632,876

 13,714    Ocean Rig ASA - (Norway),
           Term Loan . . . . . . . . . . . . . . . . .     B3      CCC    06/01/08                 13,714,286

  7,481    Transwestern Pipeline Co.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BBB    04/30/09                  7,529,564
                                                                                                   ----------
                                                                                                   38,662,065
                                                                                                   ----------

           NON-DURABLE CONSUMER PRODUCTS   1.8%

  1,937    Aero Products International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     12/19/08                  1,823,306

  4,988    Amscan Holdings, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+     04/30/12                  5,049,844

  3,721    Boyds Collection, Ltd.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B      04/21/05                  3,664,802

  5,985    Church & Dwight Co., Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba2     BB     05/30/11                  6,063,553

  7,590    General Binding Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+     01/15/08                  7,623,206

  4,097    JohnsonDiversey, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    11/03/09                  4,169,951
                                                                                                   ----------
                                                                                                   28,394,662
                                                                                                   ----------

           PERSONAL & MISCELLANEOUS SERVICES   1.6%

  3,949    Alderwoods Group, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      BB-    08/19/10                 4,021,858

  8,795    Coinmach Laundry Corp.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+     07/25/09                  8,897,965

  2,993    Coinstar, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     BB-    07/07/11                  3,042,998

           PERSONAL & MISCELLANEOUS SERVICES (CONTINUED)

  2,834    Encompass Service Corp.,
           Term Loan (a) (c) (j) . . . . . . . . . . .     Caa1    NR     05/10/07                    170,026

  4,489    Global Imaging Systems, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    05/10/10                  4,544,859

  2,200    InfoUSA, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB     03/25/09                  2,227,500

  1,078    Iron Mountain, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-    04/02/11                  1,086,197

    832    Stewart Enterprises, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB     01/31/06                    839,484
                                                                                                   ----------
                                                                                                   24,830,887
                                                                                                   ----------

           PHARMACEUTICALS   1.0%

  2,993    Accredo Health, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba2     BB     04/30/11                  3,014,944

 11,685    MedPointe, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B      09/30/07 to 09/30/08     11,740,939
                                                                                                   ----------
                                                                                                   14,755,883
                                                                                                   ----------

           PRINTING & PUBLISHING   16.5%

 10,476    Adams Outdoor Advertising, LP,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+     10/15/11 to 04/15/12     10,624,969

    431    Advanstar Communications, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B2      B      10/11/07                    433,184

  7,032    American Media Operations, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     B+     04/01/07                  7,137,666

  7,444    American Reprographics Co.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      BB-    06/18/09                  7,578,668

  1,130    CanWest Media, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     B+     08/15/09                  1,145,101

 10,000    Cygnus Business Media, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B3      B      07/13/09                  9,975,000

  1,559    Daily News, LP,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     03/19/08                  1,566,711

  4,640    Day International Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B      09/16/09                  4,683,585

  8,716    Dex Media East, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB-    11/08/08 to 05/08/09      8,827,256

 38,530    Dex Media West, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB-    09/09/09 to 03/09/10     39,079,747

  9,859    F&W Publications, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     12/31/09                  9,972,792

  7,500    Freedom Communications,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB     05/18/12                  7,625,625

           PRINTING & PUBLISHING (CONTINUED)

  7,344    Haights Cross Communications, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B3      B-     08/20/08                  7,564,273

  8,688    Herald Media, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     07/22/11 to 01/22/12      8,815,857

 15,080    Journal Register Co.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB+    08/12/12                 15,155,400

  6,933    Lamar Media Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba2     BB-    06/30/10                  7,001,585

  3,096    Liberty Group Operating, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B      03/31/07                  3,115,612

  3,000    MC Communications, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     12/31/10                  2,985,000

  2,494    MediaNews Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     12/30/10                  2,514,012

  9,207    Merrill Communications, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B      07/30/09                  9,313,450

  8,950    Morris Publishing Group, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     Ba1      BB    03/31/11                  9,059,083

  5,985    Network Communications, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR       NR    06/30/11                  6,056,072

  7,809    Primedia, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B3        B    06/30/08 to 06/30/09      7,539,642

 28,054    R.H. Donnelley, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3      BB    12/31/09 to 06/30/11     28,458,446

 16,811    Transwestern Publishing Co., LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B1       B+    02/25/11 to 02/25/12     17,023,875

  3,555    Vutek, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1       NR    06/25/10                  3,523,894

 14,000    Xerox Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      BB-    09/30/08                 14,107,912

  5,909    Ziff-Davis Media, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B3      CCC    03/31/07                  5,880,701
                                                                                                  -----------
                                                                                                  256,765,118
                                                                                                  -----------

           RESTAURANTS & FOOD SERVICE   0.3%

  4,800    Denny's Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B3      B      09/30/09 to 09/30/10      4,911,002
                                                                                                  -----------

           RETAIL - OIL & GAS   1.6%

  2,352    Barjan Products, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     04/30/07                    998,282

    890    Barjan Products, LLC,
           Revolving Credit Agreement . . . . . . . ..     NR      NR     04/30/07                    889,898

           RETAIL - OIL & GAS (CONTINUED)

 7,375     Getty Petroleum Marketing, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+     05/19/10                  7,494,844

13,783     The Pantry, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+     03/12/11                 13,997,962

   785     Travelcenters of America, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB     11/14/08                    794,523
                                                                                                   ----------
                                                                                                   24,175,509
                                                                                                   ----------

           RETAIL - SPECIALTY   2.0%

 3,177     DRL Acquisition, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     04/30/09                  3,165,956

 1,969     Home Interiors & Gifts, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B      03/31/11                  1,901,320

12,745     Jostens, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+     10/04/11                 12,951,931

12,144     Nebraska Book Co., Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B      03/04/11                 12,310,473
                                                                                                   ----------
                                                                                                   30,329,680
                                                                                                   ----------

           RETAIL - STORES   3.2%

 2,353     Advance Stores Co., Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba2     BB     11/30/07                  2,364,579

 1,519     Alimentation Couche-Tard, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba2     BB     12/17/10                  1,536,856

 7,719     CSK Auto, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     B+     06/19/09                  7,810,410

 2,341     Murray's Discount Auto Stores, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     08/08/09                  2,343,551

30,000     Rite Aid Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      B+     08/31/09                 30,337,500

 5,664     Rite Aid Corp.,
           Revolving Credit Agreement . . . . . . . ..     NR      B+     09/20/09                  5,649,472
                                                                                                   ----------
                                                                                                   50,042,368
                                                                                                   ----------

           TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS   2.0%

 8,766     Cincinnati Bell, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+     06/30/08                  8,859,463

 3,000     Fairpoint Communications, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-    03/31/07                  3,011,250

 4,975     McLeod USA, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Caa3    NR     05/30/08                  2,474,969

 1,607     Orius Corp., LLC,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     01/23/09 to 01/23/10        390,588

 1,127     Orius Corp., LLC,
           Revolving Credit Agreement . . . . . . . .      NR      NR     01/23/05                    873,119

           TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS (CONTINUED)

 14,581    Qwest Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    06/30/07                 15,178,509

  7,500    WCI Capital Corp.,
           Term Loan (a) (c) (j) . . . . . . . . . . .     NR      NR     09/30/07                     18,750

  1,216    WCI Capital Corp.,
           Revolving Credit Agreement (a) (c) (j) . ..     NR      NR     12/31/04                     50,103
                                                                                                  -----------
                                                                                                   30,856,751
                                                                                                  -----------

           TELECOMMUNICATIONS - LONG DISTANCE   0.9%

  6,232    360networks Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     11/12/07                  6,161,522

 20,807    Pacific Crossing, Ltd.,
           Term Loan (a) (c) . . . . . . . . . . . . .     NR      NR     07/28/06                  1,378,493

  6,000    WilTel Communications, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     B2      NR     10/01/09                  6,007,500
                                                                                                  -----------
                                                                                                   13,547,515
                                                                                                  -----------

           TELECOMMUNICATIONS-WIRELESS   6.5%

  2,394    American Tower, LP,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B      08/31/11                  2,429,350

  2,394    Cellular South, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     NR      NR     05/04/11                  2,428,414

 12,935    Centennial Cellular, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B2      B-     02/09/11                 13,105,923

  8,914    Dobson Cellular Systems, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      B-     03/31/10                  8,890,885

  8,580    Microcell Solutions, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B3      B-     03/17/11                  8,626,478

 31,075    Nextel Finance Co.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba1     BB+    12/15/10                 31,200,306

 12,165    Nextel Partners, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B+     05/31/11                 12,371,550

  3,686    Spectrasite Communications, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    06/30/07 to 12/31/07      3,696,081

  1,098    Syniverse Holding, LLC.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB-    09/30/10                  1,113,580

 11,970    Western Wireless Corp.,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B-     05/31/11                 12,167,720

  5,000    WFP Tower Co., LP,
           Term Loan (i) . . . . . . . . . . . . . . .     NR      NR     03/31/06                  5,004,690
                                                                                                  -----------
                                                                                                  101,034,977
                                                                                                  -----------

           TEXTILES & LEATHER   0.0%

  1,995    Malden Mills Industries, Inc.,
           Term Loan (a) . . . . . . . . . . . . . . .     NR      NR     10/01/08                          0
                                                                                                  -----------

           TRANSPORTATION - CARGO   0.5%

   4,618   Pacer International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      BB-    06/10/10                    4,684,026

   1,485   Quality Distribution, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     Caa1    B-     11/13/09                    1,455,300

   2,320   Transport Industries, LP,
           Term Loan . . . . . . . . . . . . . . . . .     B2      B+     06/13/10                    2,323,949
                                                                                                  -------------
                                                                                                      8,463,275
                                                                                                  -------------

           TRANSPORTATION - PERSONAL   2.0%

  22,296   Laidlaw Investments Ltd.,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     BB+    06/19/09                   22,668,982

     934   Neoplan USA Corp.,
           Revolving Credit Agreement (d) . . . . . ..     NR      NR     06/30/06                      933,750

   7,740   Transcore Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     01/05/08                    7,749,611
                                                                                                  -------------
                                                                                                     31,352,343
                                                                                                  -------------

           TRANSPORTATION-RAIL MANUFACTURING   0.2%

   3,000   Helm, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     07/02/10                    3,043,125
                                                                                                  -------------
           UTILITIES   4.0%

   6,843   AES Corp.,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba3     B+     04/30/08                    6,958,330

  18,688   Allegheny Energy, Inc.,
           Term Loan (i) . . . . . . . . . . . . . . .     B1      B+     03/08/11 to 06/08/11       18,805,070

   2,407   CenterPoint Energy, Inc.,
           Revolving Credit Agreement (i) . . . . . ..     Ba1     BBB-   10/07/06                    2,401,501

   4,194   Coleto Creek WLE, LP,
           Term Loan (i) . . . . . . . . . . . . . . .     Ba2     BB     06/30/11 to 06/30/12        4,271,383

   4,179   Midwest Generation, LLC,
           Term Loan . . . . . . . . . . . . . . . . .     Ba3     B+     04/27/11                    4,247,343

   5,518   Mission Energy Holdings Co.,
           Term Loan . . . . . . . . . . . . . . . . .     B3      CCC    12/11/06                    5,543,562

   4,694   Pike Electric, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     NR      NR     07/01/12                    4,780,937

  15,503   Reliant Resources, Inc.,
           Term Loan . . . . . . . . . . . . . . . . .     B1      B      03/15/07                   15,785,521
                                                                                                  -------------
                                                                                                     62,793,647
                                                                                                  -------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS 165.9%............................................    2,577,185,309
                                                                                                  -------------

NOTES 1.1%

Barjan Products, LLC ($1,122,526 par, 5.00% coupon, maturing 04/30/07) (k)                                          0
Commonwealth Brands, Inc. ($1,500,000 par, 9.71% coupon, maturing 08/28/07) (h)                             1,582,500
Dade Behring, Inc. ($4,957,557 par, 11.91% coupon, maturing 10/03/10)                                       5,527,675
Pioneer Cos., Inc. ($1,624,077 par, 5.48% coupon, maturing 12/31/06) (h)                                    1,640,318
Satelites Mexicanos ($7,385,000 par, 5.93% coupon, maturing 06/30/04), 144A Private Placement
(b) (g) (h)                                                                                                 6,240,325
US Unwired, Inc. ($1,200,000 par, 5.79% coupon, maturing 06/15/10) (h)                                      1,239,000
                                                                                                           ----------
TOTAL NOTES                                                                                                16,229,818
                                                                                                           ----------

EQUITIES  2.2%

Aladdin Gaming, LLC (7.84% Ownership Interest, Acquired 09/03/04, Cost $470,400) (e) (f)                      470,400
Barjan Products, Inc. (2,201,571 preferred shares, Acquired 06/21/04, Cost $3,104,488) (e) (f)                      0
Dade Behring Holdings, Inc. (166,320 common shares) (e)                                                     9,362,153
Environmental Systems Products Holdings, Inc. (3,275 common shares, Acquired 06/22/04, Cost
$0) (e) (f)                                                                                                    33,143
Gentek, Inc. (182,766 common shares) (e)                                                                    7,493,406
Gentek, Inc. (Warrants for 271 common shares) (e)                                                                   0
Holmes Group, Inc. (1,851 common shares, Acquired 05/24/04, Cost $0) (e) (f)                                    5,183
IDT Corp. (22,898 common shares) (e)                                                                          316,450
Imperial Home Decor Group, Inc. (512,023 common shares, Acquired 04/26/01, Cost $522,263) (d)
(e) (f)                                                                                                             0
London Clubs International (Warrants for 141,981 common shares, Acquired 10/15/04, Cost
$260,912) (e) (f)                                                                                             303,854
Malden Mills Industries (263,436 common shares, Acquired 10/29/03, Cost $0) (e) (f)                                 0
Malden Mills Industries (860,902 preferred shares, Acquired 10/29/03, Cost $0) (e) (f)                              0
NeighborCare, Inc. (512,640 common shares) (e)                                                             13,138,963
Neoplan USA Corp.  (8,517 common shares, Acquired 09/04/03, Cost $85) (d) (e) (f)                                  85
Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03, Cost $1,074,522) (d) (e) (f)                      2,262
Orius Corp. (315,080 common shares, Acquired 02/03/03, Cost $0) (e) (f)                                             0
Outsourcing Solutions (74,835 common shares, Acquired 01/30/04, Cost $3,399,503) (e) (f)                    3,180,488
Planet Hollywood International, Inc. (Warrants for 76,700 common shares, Acquired 09/03/04, Cost
$0) (e) (f)                                                                                                         0
Railworks Corp. (186 preferred shares, Acquired 02/10/03, Cost $2,135,664) (e) (f)                                  0
Railworks Corp. (Warrants for 3,282 common shares, Acquired 02/10/03, Cost $0) (e) (f)                              0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02, Cost $193,940) (e) (f)                               0
Safelite Glass Corp. (421,447 common shares, Acquired 10/20/00, Cost $1,714,995) (e) (f)                            0
Safelite Realty (28,448 common shares, Acquired 10/06/00, Cost $0) (e) (f)                                          0
Targus Group International (Warrants for 28,689 common shares, Acquired 01/30/04, Cost $0) (e) (f)              8,607
                                                                                                           ----------
TOTAL EQUITIES                                                                                             34,314,994
                                                                                                           ----------

TOTAL LONG-TERM INVESTMENTS  169.2%                                                                         2,627,730,121
(Cost $2,645,170,009)                                                                                      --------------

SHORT-TERM INVESTMENTS  4.1%
REPURCHASE AGREEMENT  3.3%

State Street Bank & Trust Corp. ($51,700,000 par collateralized by U.S. Government obligations in a
pooled cash account, interest rate of 1.73%, dated 10/29/04, to be sold on 11/01/04 at $51,707,453) (i)        51,700,000

TIME DEPOSIT  0.8%

State Street Bank & Trust Corp. ($13,159,945 par collateralized by U.S. Government obligations in a
pooled cash account, interest rate of 1.25%, dated  10/29/04, to be sold on 11/01/04 at $13,161,773) (i)       13,159,945
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS                                                                                   64,859,945
                                                                                                           --------------
(Cost $64,859,945)

TOTAL INVESTMENTS  173.3%                                                                                   2,692,590,066
                                                                                                           --------------
(Cost $2,710,029,954)

BORROWINGS  (27.0)%

                                                                                                             (420,000,000)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (45.1)%

                                                                                                             (700,189,128)

LIABILITIES IN EXCESS OF OTHER ASSETS (1.2)%

                                                                                                              (19,297,072)

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%
                                                                                                           --------------
                                                                                                           $1,553,103,866
                                                                                                           ==============

NR - NOT RATED

t Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

      Industry percentages are calculated as a percentage of net assets.

(a)   This Senior Loan interest is non-income producing.

(b) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(c)   This borrower has filed for protection in federal bankruptcy court.

(d)   Affiliated company.

(e) Non-income producing security as this stock currently does not declare dividends.

(f) Restricted Security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.26% of the net assets applicable to common shares of the Trust.

(g) The borrower is in the process of restructuring or amending the terms of this loan.

(h) Variable rate security. Interest rate shown is that in effect at October 31, 2004.

(i) A portion of this security is segregated in connection with unfunded commitments.

(j)   This borrower is currently in liquidation.

(k)   Payment-in-kind security.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Kampen Senior Income Trust


By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 14, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 14, 2004


By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: December 14, 2004